Expense Example {- Fidelity Managed Retirement 2015 Fund} - 07.31 Fidelity Managed Retirement Funds K Combo PRO-03 - Fidelity Managed Retirement 2015 Fund - Class K	Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 38
3 years	117
5 years	203
10 years	$ 454